Initial Public Offering (Details Narrative) - Evergreen Corporation [Member] - USD ($)	Sep. 05, 2024	Feb. 11, 2022
Subsidiary, Sale of Stock [Line Items]
Founder share issued to initial shareholder, shares	10,500,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Founder share issued to initial shareholder, shares		11,500,000
Sale of stock, price per share		$ 10.00
Gross proceeds from public offering		$ 115,000,000
Units, description		Each Unit consists of one ordinary share and one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per whole share.